Registration No. 333-124255

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

PRE-EFFECTIVE AMENDMENT NO.                                       /3/

POST-EFFECTIVE AMENDMENT NO.                                     / /

                               CLIPPER FUNDS TRUST
                      On behalf of its series CLIPPER FUND
               (Exact Name of Registrant as Specified in Charter)

             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                    (Address of Principal Executive Offices)
                                  520-434-3771
                         (Registrant's Telephone Number)

                              Thomas D. Tays, Esq.
                        Vice President & General Counsel
                          Davis Selected Advisers, L.P.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                                  520-434-3771
                     (Name and Address of Agent for Service)

                                 with copies to:
                              Michael Glazer, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

   As soon as practicable after the Registration Statement becomes effective.
                 (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for shares of beneficial interest shares of Clipper Fund

Pursuant to Rule 474, this registration statement shall hereinafter become effective in accordance with the provisions of section 8(a) of the Securities
Act of 1933.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The purpose of this amendment is to file an updated copy of the consent of auditors.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for shareholders of Clipper Fund, Inc. and prospectus for
Clipper Fund Trust on behalf of its series Clipper Fund.

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits